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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 5
ING GET U.S. Core Portfolio Series 6
ING GET U.S. Core Portfolio Series 7
ING GET U.S. Core Portfolio Series 8
ING GET U.S. Core Portfolio Series 9
ING GET U.S. Core Portfolio Series 10
ING GET U.S. Core Portfolio Series 11
ING GET U.S. Core Portfolio Series 12
ING GET U.S. Core Portfolio Series 13
ING GET U.S. Core Portfolio Series 14

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 7.7%
		Exchange-Traded Funds: 7.7%
10,500		SPDR Trust Series 1		$1,198,260
		Total Exchange-Traded Funds
		(Cost $862,999)		1,198,260

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 70.2%
		Federal Home Loan Mortgage Corporation##: 15.1%
$2,366,000	^, Z	0.690%, due 09/15/11		$2,350,193
				2,350,193
		Federal National Mortgage Association##: 16.2%
2,533,000	^, Z	0.620%, due 05/15/11		2,523,088
				2,523,088
		Other U.S. Agency Obligations: 38.9%
3,089,000	S,^, Z	Financing Corp., 0.470%, due 10/06/11		3,074,167
3,000,000	^, Z	Tennessee Valley Authority, 0.820%, due 07/15/11		2,980,557
				6,054,724
		Total U.S. Government Agency Obligations
		(Cost $10,739,443)		10,928,005
U.S. TREASURY OBLIGATIONS: 19.4%
		U.S. Treasury STRIP COUPON: 19.4%
3,024,000	S, Z	0.230%, due 08/15/11		3,018,100
		Total U.S. Treasury Obligations
		(Cost $2,968,832)		3,018,100
		Total Long-Term Investments
		(Cost $14,571,274)		15,144,365

Shares				Value
SHORT-TERM INVESTMENTS: 1.2%
		Affiliated Mutual Fund: 1.2%
183,000		ING Institutional Prime Money Market Fund - Class I		$183,000
		Total Short-Term Investments
		(Cost $183,000)		183,000
		Total Investments in Securities
		(Cost $14,754,274)*	98.5%	$15,327,365
		Other Assets and Liabilities - Net	1.5	240,293
		Net Assets	100.0%	$15,567,658

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$573,091
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$573,091

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$1,198,260	$—	$—	$1,198,260
U.S. Government Agency Obligations	—	10,928,005	—	10,928,005
U.S. Treasury Obligations	—	3,018,100	—	3,018,100
Short-Term Investments	183,000	—	—	183,000
Total Investments, at value	$1,381,260	$13,946,105	$—	$15,327,365
Other Financial Instruments+:
Futures	18,552	—	—	18,552
Total Assets	$1,399,812	$13,946,105	$—	$15,345,917

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of September 30, 2010 (Unaudited) (continued)

ING GET U.S. Core Portfolio Series 5 Open Futures Contracts on September 30, 2010:

	Number			Unrealized
Contract Description	of Contracts	Expiration Date	Notional Value	Appreciation
Long Contracts
S&P 500 E-Mini	5	12/17/10	$284,175	$18,552
			$284,175	$18,552

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 7.0%
		Exchange-Traded Funds: 7.0%
18,300		SPDR Trust Series 1		$2,088,396
		Total Exchange-Traded Funds
		(Cost $1,504,084)		2,088,396

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 69.8%
		Federal Home Loan Mortgage Corporation##: 20.7%
$6,264,000	^^, Z	0.700%, due 09/15/11		$6,222,163
				6,222,163
		Federal National Mortgage Association##: 17.6%
2,500,000	^, Z	0.610%, due 11/15/11		2,482,665
2,840,000	^, Z	0.860%, due 02/12/12		2,806,403
				5,289,068
		Other U.S. Agency Obligations: 31.5%
1,666,000	^, Z	Financing Corp., 0.470%, due 11/30/11		1,656,882
2,638,000	^, Z	Financing Corp., 0.480%, due 12/06/11		2,622,805
5,169,000	^, Z	Resolution Funding Corp., 0.290%, due 10/15/11		5,153,596
				9,433,283
		Total U.S. Government Agency Obligations
		(Cost $20,443,877)		20,944,514
U.S. TREASURY OBLIGATIONS: 22.8%
		U.S. Treasury STRIP COUPON: 22.8%
6,886,000	Z	0.530%, due 02/15/12		6,851,818
		Total U.S. Treasury Obligations
		(Cost $6,648,147)		6,851,818
		Total Long-Term Investments
		(Cost $28,596,108)		29,884,728

Shares				Value
SHORT-TERM INVESTMENTS: 0.5%
		Affiliated Mutual Fund: 0.5%
161,000		ING Institutional Prime Money Market Fund - Class I		$161,000
		Total Short-Term Investments
		(Cost $161,000)		161,000
		Total Investments in Securities
		(Cost $28,757,108)*	100.1%	$30,045,728
		Other Assets and Liabilities - Net	(0.1)	(38,832)
		Net Assets	100.0%	$30,006,896

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $28,768,163.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,277,565
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$1,277,565

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$2,088,396	$—	$—	$2,088,396
U.S. Government Agency Obligations	—	20,944,514	—	20,944,514
U.S. Treasury Obligations	—	6,851,818	—	6,851,818
Short-Term Investments	161,000	—	—	161,000
Total Investments, at value	$2,249,396	$27,796,332	$—	$30,045,728

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 5.2%
		Exchange-Traded Funds: 5.2%
9,400		SPDR Trust Series 1		$1,072,728
		Total Exchange-Traded Funds
		(Cost $772,590)		1,072,728

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.5%
		Federal Home Loan Mortgage Corporation##: 14.2%
$3,000,000	^, Z	0.860%, due 07/15/12		$2,953,593
				2,953,593
		Federal National Mortgage Association##: 25.9%
5,438,000	Z	0.820%, due 03/15/12		5,372,712
				5,372,712
		Other U.S. Agency Obligations: 14.4%
3,000,000	^, Z	Resolution Funding Corp., 0.290%, due 10/15/11		2,991,060
				2,991,060
		Total U.S. Government Agency Obligations
		(Cost $11,040,526)		11,317,365
U.S. TREASURY OBLIGATIONS: 24.1%
		U.S. Treasury STRIP COUPON: 24.1%
5,039,000	Z	0.530%, due 02/15/12		5,013,986
		Total U.S. Treasury Obligations
		(Cost $4,862,293)		5,013,986
OTHER BONDS: 15.7%
		Foreign Government Bonds: 15.7%
3,300,000	Z	Israel Government International Bond, 0.610%, due 05/15/12		3,267,449
		Total Other Bonds
		(Cost $3,069,760)		3,267,449
		Total Long-Term Investments
		(Cost $19,745,169)		20,671,528

Shares				Value
SHORT-TERM INVESTMENTS: 0.7%
		Affiliated Mutual Fund: 0.7%
150,000		ING Institutional Prime Money Market Fund - Class I		$150,000
		Total Short-Term Investments
		(Cost $150,000)		150,000
		Total Investments in Securities
		(Cost $19,895,169)*	100.2%	$20,821,528
		Other Assets and Liabilities - Net	(0.2)	(31,891)
		Net Assets	100.0%	$20,789,637

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$926,359
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$926,359

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$1,072,728	$—	$—	$1,072,728
U.S. Government Agency Obligations	—	11,317,365	—	11,317,365
U.S. Treasury Obligations	—	5,013,986	—	5,013,986
Other Bonds	—	3,267,449	—	3,267,449
Short-Term Investments	150,000	—	—	150,000
Total Investments, at value	$1,222,728	$19,598,800	$—	$20,821,528

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 4.1%
		Exchange-Traded Funds: 4.1%
4,600		SPDR Trust Series 1		$524,952
		Total Exchange-Traded Funds (Cost $378,076)		524,952

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 75.6%
		Federal Home Loan Mortgage Corporation##: 17.9%
$2,325,000	^, Z	0.830%, due 03/15/12		$2,296,668
				2,296,668
		Federal National Mortgage Association##: 19.7%
2,550,000	Z	0.820%, due 03/15/12		2,519,385
				2,519,385
		Other U.S. Agency Obligations: 38.0%
2,468,000	^, Z	Financing Corp., 0.650%, due 03/26/12		2,444,183
2,455,000	Z	Resolution Funding Corp., 0.600%, due 04/15/12		2,432,009
				4,876,192
		Total U.S. Government Agency Obligations (Cost $9,420,811)		9,692,245
U.S. TREASURY OBLIGATIONS: 19.8%
		U.S. Treasury STRIP COUPON: 19.8%
2,553,000	Z	0.620%, due 08/15/12		2,533,498
		Total U.S. Treasury Obligations (Cost $2,509,604)		2,533,498
		Total Long-Term Investments (Cost $12,308,491)		12,750,695

Shares				Value
SHORT-TERM INVESTMENTS: 0.7%
		Affiliated Mutual Fund: 0.7%
86,000		ING Institutional Prime Money Market Fund - Class I		$86,000
		Total Short-Term Investments
		(Cost $86,000)		86,000
		Total Investments in Securities
		(Cost $12,394,491)*	100.2%	$12,836,695
		Other Assets and Liabilities - Net	(0.2)	(20,598)
		Net Assets	100.0%	$12,816,097

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$442,204
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$442,204

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$524,952	$—	$—	$524,952
U.S. Government Agency Obligations	—	9,692,245	—	9,692,245
U.S. Treasury Obligations	—	2,533,498	—	2,533,498
Short-Term Investments	86,000	—	—	86,000
Total Investments, at value	$610,952	$12,225,743	$—	$12,836,695

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 5.8%
		Exchange-Traded Funds: 5.8%
5,700		SPDR Trust Series 1		$650,484
		Total Exchange-Traded Funds
		(Cost $468,485)		650,484

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 81.2%
		Federal Home Loan Mortgage Corporation##: 21.3%
$2,430,000	Z	0.930%, due 09/15/12		$2,385,665
				2,385,665
		Federal National Mortgage Association##: 19.5%
2,212,000	^, Z	0.860%, due 07/15/12		2,177,798
				2,177,798
		Other U.S. Agency Obligations: 40.4%
2,300,000	^, Z	Financing Corp., 0.790%, due 10/06/12		2,263,207
2,275,000	^, Z	Resolution Funding Corp., 0.690%, due 07/15/12		2,247,404
				4,510,611
		Total U.S. Government Agency Obligations
		(Cost $8,760,619)		9,074,074
U.S. TREASURY OBLIGATIONS: 12.0%
		U.S. Treasury STRIP COUPON: 12.0%
1,355,000	Z	0.620%, due 08/15/12		1,344,649
		Total U.S. Treasury Obligations
		(Cost $1,287,504)		1,344,649
		Total Long-Term Investments
		(Cost $10,516,608)		11,069,207

Shares				Value
SHORT-TERM INVESTMENTS: 1.2%
		Affiliated Mutual Fund: 1.2%
135,000		ING Institutional Prime Money Market Fund - Class I		$135,000
		Total Short-Term Investments
		(Cost $135,000)		135,000
		Total Investments in Securities
		(Cost $10,651,608)*	100.2%	$11,204,207
		Other Assets and Liabilities - Net	(0.2)	(22,087)
		Net Assets	100.0%	$11,182,120

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $10,654,948.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$549,223
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$549,223

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$650,484	$—	$—	$650,484
U.S. Government Agency Obligations	—	9,074,074	—	9,074,074
U.S. Treasury Obligations	—	1,344,649	—	1,344,649
Short-Term Investments	135,000	—	—	135,000
Total Investments, at value	$785,484	$10,418,723	$—	$11,204,207

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2010 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 80.1%
		Federal Home Loan Mortgage Corporation##: 21.9%
$1,831,000	^, Z	1.000%, due 01/15/13		$1,789,662
				1,789,662
		Federal National Mortgage Association##: 20.9%
1,747,000	^, Z	1.000%, due 01/15/13		1,707,572
				1,707,572
		Other U.S. Agency Obligations: 37.3%
1,200,000	^, Z	Financing Corp., 0.790%, due 10/06/12		1,180,802
1,900,000	Z	Resolution Funding Corp., 0.800%, due 01/15/13		1,865,162
				3,045,964
		Total U.S. Government Agency Obligations
		(Cost $6,173,425)		6,543,198
U.S. TREASURY OBLIGATIONS: 19.0%
		U.S. Treasury STRIP PRINCIPAL: 19.0%
1,568,000	Z	0.730%, due 11/15/12		1,554,743
		Total U.S. Treasury Obligations
		(Cost $1,520,848)		1,554,743
		Total Long-Term Investments
		(Cost $7,694,273)		8,097,941

Shares				Value
SHORT-TERM INVESTMENTS: 1.1%
		Affiliated Mutual Fund: 1.1%
92,000		ING Institutional Prime Money Market Fund - Class I		$92,000
		Total Short-Term Investments
		(Cost $92,000)		92,000
		Total Investments in Securities
		(Cost $7,786,273)*	100.2%	$8,189,941
		Other Assets and Liabilities - Net	(0.2)	(18,157)
		Net Assets	100.0%	$8,171,784

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$403,668
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$403,668

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$6,543,198	$—	$6,543,198
U.S. Treasury Obligations	—	1,554,743	—	1,554,743
Short-Term Investments	92,000	—	—	92,000
Total Investments, at value	$92,000	$8,097,941	$—	$8,189,941

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2010 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 85.1%
		Federal Home Loan Mortgage Corporation##: 20.5%
$2,206,000	^, Z	1.000%, due 01/15/13		$2,156,195
				2,156,195
		Federal National Mortgage Association##: 21.4%
2,300,000	^^, Z	0.950%, due 02/21/13		2,248,579
				2,248,579
		Other U.S. Agency Obligations: 43.2%
703,000	Z	Financing Corp., 0.900%, due 05/11/13		686,702
1,633,000	^, Z	Financing Corp., 0.990%, due 09/26/13		1,585,524
1,898,000	Z	Resolution Funding Corp., 0.800%, due 01/15/13		1,863,198
419,000	^, Z	Resolution Funding Corp., 0.870%, due 04/15/13		409,858
				4,545,282
		Total U.S. Government Agency Obligations
		(Cost $8,518,608)		8,950,056
U.S. TREASURY OBLIGATIONS: 14.2%
		U.S. Treasury STRIP COUPON: 14.2%
1,515,000	Z	0.860%, due 02/15/13		1,497,337
		Total U.S. Treasury Obligations
		(Cost $1,436,572)		1,497,337
		Total Long-Term Investments
		(Cost $9,955,180)		10,447,393

Shares				Value
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.9%
99,000		ING Institutional Prime Money Market Fund - Class I		$99,000
		Total Short-Term Investments
		(Cost $99,000)		99,000
		Total Investments in Securities
		(Cost $10,054,180)*	100.2%	$10,546,393
		Other Assets and Liabilities - Net	(0.2)	(20,972)
		Net Assets	100.0%	$10,525,421

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $10,056,996.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$492,214
		Gross Unrealized Depreciation		(2,817)
		Net Unrealized Appreciation		$489,397

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$8,950,056	$—	$8,950,056
U.S. Treasury Obligations	—	1,497,337	—	1,497,337
Short-Term Investments	99,000	—	—	99,000
Total Investments, at value	$99,000	$10,447,393	$—	$10,546,393

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 4.2%
		Exchange-Traded Funds: 4.2%
5,700		SPDR Trust Series 1		$650,484
		Total Exchange-Traded Funds
		(Cost $468,485)		650,484

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 85.2%
		Federal Home Loan Mortgage Corporation##: 14.3%
$2,291,000	Z	1.180%, due 09/15/13		$2,212,510
				2,212,510
		Federal National Mortgage Association##: 23.3%
3,715,000	^, Z	1.130%, due 07/15/13		3,599,467
				3,599,467
		Other U.S. Agency Obligations: 47.6%
3,550,000	^, Z	Financing Corp., 0.910%, due 06/06/13		3,463,831
3,981,000	^, Z	Resolution Funding Corp., 0.870%, due 04/15/13		3,894,143
				7,357,974
		Total U.S. Government Agency Obligations
		(Cost $12,402,440)		13,169,951
U.S. TREASURY OBLIGATIONS: 9.7%
		U.S. Treasury STRIP PRINCIPAL: 9.7%
1,517,000	Z	0.920%, due 05/15/13		1,498,303
		Total U.S. Treasury Obligations
		(Cost $1,455,236)		1,498,303
		Total Long-Term Investments
		(Cost $14,326,161)		15,318,738

Shares				Value
SHORT-TERM INVESTMENTS: 1.1%
		Affiliated Mutual Fund: 1.1%
167,000		ING Institutional Prime Money Market Fund - Class I		$167,000
		Total Short-Term Investments
		(Cost $167,000)		167,000
		Total Investments in Securities
		(Cost $14,493,161)*	100.2%	$15,485,738
		Other Assets and Liabilities - Net	(0.2)	(32,265)
		Net Assets	100.0%	$15,453,473

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$992,577
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$992,577

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$650,484	$—	$—	$650,484
U.S. Government Agency Obligations	—	13,169,951	—	13,169,951
U.S. Treasury Obligations	—	1,498,303	—	1,498,303
Short-Term Investments	167,000	—	—	167,000
Total Investments, at value	$817,484	$14,668,254	$—	$15,485,738

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2010 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 81.0%
		Federal Home Loan Mortgage Corporation##: 19.6%
$5,561,000	^^, Z	1.220%, due 11/15/13		$5,353,447
				5,353,447
		Federal National Mortgage Association##: 20.2%
5,778,000	^, Z	0.610%, due 01/15/14		5,536,468
				5,536,468
		Other U.S. Agency Obligations: 41.2%
5,850,000	^, Z	Financing Corp., 1.020%, due 11/11/13		5,667,832
5,814,000	^, Z	Resolution Funding Corp., 1.080%, due 01/15/14		5,611,527
				11,279,359
		Total U.S. Government Agency Obligations
		(Cost $20,254,855)		22,169,274
U.S. TREASURY OBLIGATIONS: 18.3%
		U.S. Treasury STRIP COUPON: 18.3%
5,132,000	Z	2.265%, due 11/15/13		5,020,933
		Total U.S. Treasury Obligations
		(Cost $4,733,183)		5,020,933
		Total Long-Term Investments
		(Cost $24,988,038)		27,190,207

Shares				Value
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.9%
238,000		ING Institutional Prime Money Market Fund - Class I		$238,000
		Total Short-Term Investments
		(Cost $238,000)		238,000
		Total Investments in Securities
		(Cost $25,226,038)*	100.2%	$27,428,207
		Other Assets and Liabilities - Net	(0.2)	(49,957)
		Net Assets	100.0%	$27,378,250

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $25,272,270.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,155,937
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$2,155,937

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$22,169,274	$—	$22,169,274
U.S. Treasury Obligations	—	5,020,933	—	5,020,933
Short-Term Investments	238,000	—	—	238,000
Total Investments, at value	$238,000	$27,190,207	$—	$27,428,207

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of September 30, 2010 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.3%
		Federal Home Loan Mortgage Corporation##: 19.8%
$12,163,000	^^, Z	1.470%, due 07/15/14		$11,511,927
				11,511,927
		Federal National Mortgage Association##: 19.1%
11,675,000	^, Z	1.400%, due 05/15/14		11,104,057
				11,104,057
		Other U.S. Agency Obligations: 21.4%
13,051,000	^, Z	Resolution Funding Corp., 1.190%, due 07/15/14		12,481,756
				12,481,756
		Total U.S. Government Agency Obligations
		(Cost $31,969,631)		35,097,740
U.S. TREASURY OBLIGATIONS: 18.9%
		U.S. Treasury STRIP COUPON: 18.9%
11,334,000	Z	1.460%, due 05/15/14		10,983,541
		Total U.S. Treasury Obligations
		(Cost $10,348,497)		10,983,541
OTHER BONDS: 20.0%
		Foreign Government Bonds: 20.0%
3,116,000	Z	Israel Government International Bond, 1.220%, due 03/15/14		2,988,468
9,124,000	Z	Israel Government International Bond, 1.360%, due 08/15/14		8,661,404
		Total Other Bonds
		(Cost $10,979,221)		11,649,872
		Total Investments in Securities
		(Cost $53,297,349)*	99.2%	$57,731,153
		Other Assets and Liabilities - Net	0.8	468,571
		Net Assets	100.0%	$58,199,724

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,433,804
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$4,433,804

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
U.S. Government Agency Obligations	$—	$35,097,740	$—	$35,097,740
U.S. Treasury Obligations	—	10,983,541	—	10,983,541
Other Bonds	—	11,649,872	—	11,649,872
Total Investments, at value	$—	$57,731,153	$—	$57,731,153

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Insurance Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 26, 2010